SECURITIES (Details 1) - US Government Agencies Short-term Debt Securities [Member] $ in Thousands	Jun. 30, 2016 USD ($)
Held to maturity, Amortized Cost
Amortized Cost, Within one year	$ 2,031
Held to maturity, Fair Value
Fair Value, Within one year	$ 2,033